ABERDEEN FUNDS

Aberdeen Tax-Free Income Fund

(the “Fund”)

Supplement to the Aberdeen Funds Statutory Prospectus

 dated February 28, 2014, as supplemented to date (“Prospectus”)

James Faunce and William Hines no longer serve as portfolio managers of the Fund.  Accordingly, all references to James Faunce and William Hines in the Prospectus are deleted.  Edward Grant and Michael Degernes continue to serve as portfolio managers of the Fund.

This Supplement is dated October 6, 2014.

Please retain this Supplement for future reference.

ABERDEEN FUNDS

Aberdeen Tax-Free Income Fund

(the “Fund”)

Supplement to the Aberdeen Funds Statement of Additional Information

 dated February 28, 2014, as supplemented to date (“SAI”)

James Faunce and William Hines no longer serve as portfolio managers of the Fund. Accordingly, all references to James Faunce and William Hines in the SAI are deleted.  Edward Grant and Michael Degernes continue to serve as portfolio managers of the Fund.

This Supplement is dated October 6, 2014.

Please retain this Supplement for future reference.